TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax provision	$ 303,246	$ 156,038	$ 167,813
Deferred tax provision	0	0	0
Income tax provision	303,246	156,038	167,813
PRC [Member]
Current tax provision	303,246	156,038	167,813
Deferred tax provision	0	0	0
Hong Kong [Member]
Current tax provision	0	0	0
Deferred tax provision	0	0	0
BVI [Member]
Current tax provision	0	0	0
Deferred tax provision	0	0	0
Cayman [Member]
Current tax provision	0	0	0
Deferred tax provision	$ 0	$ 0	$ 0